INVESTMENTS - Investments Held (Details) - EBP Japan	12 Months Ended
	Jun. 30, 2025 JPY (¥) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 JPY (¥) shares	Jun. 30, 2023 JPY (¥) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	994,167		1,060,102	1,134,650	994,167	1,060,102
Cost	¥ 26,308,145,092		¥ 23,463,946,070	¥ 22,328,905,270	$ 182,490,000	$ 145,900,000
Unrealized fair value gain (loss) | ¥	(845,369,895)		2,175,341,330	1,296,047,592
Unrealized foreign exchange gain (loss)	(2,526,000,000)	$ (17,521,893)	2,520,906,356	1,338,235,115
Market value	¥ 22,936,731,446		¥ 28,160,193,757	¥ 24,963,187,977	$ 159,100,556